Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	December 31,	December 31,
	2023	2022

Current	$6,081	$1,097,888
The provision for income taxes	$6,081	$1,097,888

Schedule of effective tax rate

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0)%	(10.0)%	(10.0)%
Preferential Blue Hat Pingxiang tax rate reduction	—	—	—
Permanent difference	(15.2)%	(15.2)%	(15.2)%
Effective tax rate	(0.2)%	(0.2)%	(0.2)%

Schedule of taxes payable

	December 31,	December 31,
	2023	2022

VAT taxes payable	$441,704	$471,604
Income taxes payable	183,171	180,244
Other taxes payable	180,702	189,487
Totals	$805,577	$841,335